Commitments - Summary of license Payments For Non-Capitalized Or Not Yet Capitalized (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Capital commitments	€ 693,789	€ 95,413
less than one year [Member]
Statements [Line Items]
Capital commitments	13,400	13,698
between more than one and less than two years [Member]
Statements [Line Items]
Capital commitments	26,757	19,666
between more than two and less than three years [Member]
Statements [Line Items]
Capital commitments	68,948	17,499
between more than three and less than four years [Member]
Statements [Line Items]
Capital commitments	61,951	17,675
more than four years [Member]
Statements [Line Items]
Capital commitments	€ 522,733	€ 26,875